Corporate Information	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024
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Corporate Information

1.	Corporate Information

Business Description

ALPS Global Holding Pubco (the “Company”) is a private limited liability company incorporated and domiciled in Cayman Islands. The registered office of the Company is located at 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The Company was incorporated on 14 May 2024 and is principally engaged in the business of investment holding.

1.	Corporate Information

ALPS Global Holding Pubco (the “Company”) is a private limited liability company incorporated and domiciled in Cayman Islands. The registered office of the Company is located at 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The Company was incorporated on 14 May 2024 and is principally engaged in the business of investment holding.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Corporate Information

1.	Corporate Information

Business Description

Alps Life Sciences Inc (the “Company”) is a private limited liability company incorporated and domiciled in Cayman Islands. The registered office of the Company is located at 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The Company was incorporated on 11 April 2024 and is principally engaged in the business of investment holding.

1.	Corporate Information

Business Description

Alps Life Sciences Inc (the “Company”) is a private limited liability company incorporated and domiciled in Cayman Islands. The registered office of the Company is located at 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The Company was incorporated on 11 April 2024 and is principally engaged in the business of investment holding.

On 11 June 2024, the Company acquired 53% of the voting shares of Alps Global Holding Berhad. Subsequently, on 4 July 2024, the Company acquired an additional 46%, and on 24 July 2024, it acquired a further 1%.

These unaudited consolidated financial statements comprise the results of the Group.